Long-term interest bearing debt and interest expenses (Tables)	12 Months Ended
Dec. 31, 2012
Long-term interest bearing debt and interest expenses [Abstract]
Debt facilities
As of December 31, 2012 and 2011, the Company had the following debt facilities:

(In US$ millions)	December 31, 2012	December 31, 2011
Credit facilities
$1,500 facility	882	1,059
$800 facility	227	272
$585 facility	-	337
$100 facility	69	74
$700 facility	560	630
$1,200 facility	867	1,000
$900 facility	731	-
$440 facility	101	-
$1,121 Lloyd's facility	1,019	985
$2,000 facility (North Atlantic)	1,750	1,917
$170 facility	83	92
$550 facility	495	550
$400 facility	360	400
Total Bank Loans + other	7,144	7,316
Ship Finance International Loans
$700 facility	397	470
$1,400 facility	822	939
Total Ship Finance Facilities	1,219	1,409
Bonds and convertible bonds
Bonds	1,567	425
Convertible bonds	561	545
Total Bonds	2,128	970
Other credit facilities with corresponding restricted cash deposit	270	298

Total interest bearing debt	10,761	9,993
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574

Maturities of outstanding debt
The outstanding debt as of December 31, 2012 is repayable as follows:

(In US$ millions)	December 31, 2012
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	10,761